Long-Term Loans Payable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2020
Debt Disclosure [Abstract]
Loan agreements to borrow			$ 414,000
Loans amounted	$ 414,000	$ 414,000